Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Contributions, Participant	$ 11,151,923
Contributions, Employer	7,610,287
Contributions, Participant rollover	1,719,230
Total contributions	20,481,440
Net appreciation in fair value of investments	15,532,250
Interest and dividend income	3,280,954
Interest in EH Master Trust income	53,469
Interest income from notes receivable from participants	325,017
Total additions	39,673,130
Benefits paid to participants	5,335,474
Administrative expenses	209,364
Total deductions	5,544,838
Net increase in net assets available for benefits	34,128,292
EBP, Net Asset Available for Benefit, Beginning Balance	97,702,873
EBP, Net Asset Available for Benefit, Ending Balance	$ 131,831,165